NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
Schedule of non controlling interest
	Dimension	Harmonation	Yantai	Wuxi	Total
Balance as of December 31, 2010	—	591	(28)	—	563
Dissolution of Yantai (1)	—	—	32	—	32
Foreign currency translation adjustment	—	(15)	(4)	—	(19)
Net income	—	(233)	—	—	(233)
Balance as of December 31, 2011	—	343	—	—	343
Injection of a noncontrolling shareholder	—	—	—	1,102	1,102
Disposal of Dimension’s share (2)	3,387	—	—	—	3,387
Foreign currency translation adjustment	4	13	—	12	29
Net income	215	11	—	(82)	144
Balance as of December 31, 2012	3,606	367	—	1,032	5,005

(1) In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.

(2) In January 2011, the Company acquired 100% equity interest of Dimension for a total consideration of $14.5 million, and the initial consideration includes US$4 million in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5.34 million based on the closing market price of the Company’s ADSs on the acquisition date.  The purchase was accounted for as a business combination using the acquisition method of accounting. (see Note 3)